Employee Benefits (Components Of Net Periodic Benefit Cost) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits [Abstract]
Service costs	$ 385,000	$ 378,000	$ 491,000
Interest cost	186,000	231,000	312,000
Amortization of (gain)	(145,000)	(295,000)	0
Total	$ 426,000	$ 314,000	$ 803,000